Leases - Schedule of Components of Lease Expense (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Finance lease cost: Amortization of assets	$ 19,971
Finance lease cost: Interest on lease liabilities	9,158
Total lease cost	$ 29,129